Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	15 Months Ended	21 Months Ended	27 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 29, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 20, 2023	Dec. 31, 2022	Oct. 03, 2022
C000237195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bitwise Web3 ETF
Account Value	$ 22,083.8	$ 22,083.8	$ 22,083.8	$ 22,083.8	$ 18,651.27	$ 17,762.74	$ 18,837.78	$ 17,385.22	$ 12,209.39		$ 13,684	$ 11,805.6		$ 8,774.4	$ 10,000
Average Annual Return, Percent	27.03%			42.28%
C000240952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Account Value	$ 28,545.75	28,545.75	$ 28,545.75	$ 28,545.75	19,688.93	19,008.44	23,022.54	14,055.97	9,226.32		10,736.8		$ 10,000
Average Annual Return, Percent	103.06%		79.90%
C000243870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Account Value	$ 18,151.33	$ 18,151.33	$ 18,151.33	18,151.33	14,245.09	18,754.43	20,317	13,757.18		$ 10,000
Average Annual Return, Percent	33.01%	60.65%
C000245670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Account Value	$ 23,639.57	$ 23,639.57	23,639.57	23,639.57	17,573.6	19,567.29	22,360.23	14,435.03		10,000
Average Annual Return, Percent	64.51%	98.21%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,963.65	$ 13,963.65	$ 13,963.65	$ 13,963.65	13,635.16	12,877.14	12,348.17	11,169.16	10,942.91	$ 10,000	11,313.25	11,270.67	$ 10,000	10,484.64	10,000
Average Annual Return, Percent	25.02%	30.41%	26.79%	25.15%
Bitwise Web3 Equities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bitwise Web3 Equities Index
Account Value	$ 22,361.96	$ 22,361.96	$ 22,361.96	$ 22,361.96	$ 18,855.32	$ 17,934	$ 19,004.7	$ 17,512.36	$ 12,283.93		$ 13,747.5	$ 11,837.49		$ 8,780.36	$ 10,000
Average Annual Return, Percent	27.69%			43.08%